Provision for decommissioning costs	6 Months Ended
Jun. 30, 2024
Provision For Decommissioning Costs
Provision for decommissioning costs

15.	Provision for decommissioning costs

The following table details the amount of the provision for decommissioning costs by producing area:

	06.30.2024	12.31.2023
Onshore	402	447
Shallow waters	5,141	6,253
Deep and ultra-deep post-salt	9,283	10,873
Pre-salt	4,988	5,630
Total	19,814	23,203
Current	1,659	2,032
Non-current	18,155	21,171

Changes in the provision for decommissioning costs are presented as follows:

Non-current liabilities	2024 Jan-Jun	2023 Jan-Jun
Opening balance	23,202	18,600
Adjustment to provision	74	19
Transfers related to liabilities held for sale (1)	(332)	−
Use of provisions	(694)	(458)
Interest accrued	516	414
Others	15	(8)
Translation adjustment	(2,967)	1,536
Closing balance	19,814	20,103
(1)	It refers to the transfer of US$ 332 related to the Cherne cluster, in Rio de Janeiro state.